Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic Retirement Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic Retirement Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic Retirement Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic Retirement Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2025 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2025 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2025 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS
and CMBS Index. Fund management believes that the updated LifePath Dynamic 2025 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2030 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2030 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2030 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2030 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2035 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2035 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2035 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S.
Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2035 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2040 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2040 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2040 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2040 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2045 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2045 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2045 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2045 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2050 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2050 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2050 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2050 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2055 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2055 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2055 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2055 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2060 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2060 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2060 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2060 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
The section of BlackRock LifePath® Dynamic 2065 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2065 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2065 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2065 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic Retirement Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic Retirement Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic Retirement Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic Retirement Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic Retirement Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic Retirement Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2025 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2025 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2025 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2025 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS
and CMBS Index. Fund management believes that the updated LifePath Dynamic 2025 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2030 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2030 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2030 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2030 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2035 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2035 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2035 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2035 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S.
Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2035 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2040 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2040 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2040 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2040 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2045 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2045 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2045 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2045 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2045 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock Lifepath Dynamic 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2050 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2050 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2050 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2050 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2050 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2055 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2055 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2055 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2055 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2055 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2060 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2060 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2060 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2060 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2060 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

BlackRock LifePath Dynamic 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Dynamic 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 29, 2022
to each Fund’s Prospectuses, each dated April 29, 2022
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of BlackRock LifePath® Dynamic 2065 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2065 Fund — Performance Information” is supplemented as follows:
Effective July 29, 2022, the LifePath Dynamic 2065 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Dynamic 2065 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non‑corporate component that includes non‑US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.